SHARES-BASED AWARDS	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SHARES-BASED AWARDS

NOTE 9 — SHARES-BASED AWARDS

Share Incentive Plans and Share Option Grants to Employees and Directors

In 2009, the Company adopted the 2009 Share Plan (the “2009 Plan”). In 2014, in connection with the Series C convertible preferred share financing, the Company adopted the 2014 Share Plan (the “2014 Plan”). Both the 2009 Plan and the 2014 Plan provide for the granting of incentive and non-statutory share options to directors, officers, employees, and consultants. Under the 2009 Plan and the 2014 Plan, the Company may grant options to purchase up to 13,220,000 and 84,301,798 common shares, respectively, at prices not less than the fair market value (FMV) at the date of grant, with limited exceptions. These options generally expire 10 years from the date of grant and are exercisable when the options vest. Incentive share options and non-statutory options generally vest over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the remainder vesting ratably each month over the next three years.

As of December 31, 2020, nil and 10,526,235 shares were remaining under the 2009 Plan and the 2014 Plan, respectively, for future grant. As of December 31, 2019, nil and 19,398,663 shares were remaining under the 2009 Plan and the 2014 Plan, respectively, for future grant.

A summary of share option activity under the 2009 Plan and the 2014 Plan is as follows:

	Outstanding Options
				Weighted-
			Weighted	Average
			Average	Remaining	Intrinsic
	Shares Available for	Number of	Exercise	Contractual	Value (in
	Grant	Options	Price	Term	thousands)

Balance – January 1, 2019	50,917,795	38,909,781	$0.40	6.37	$12,341
Options granted	(34,221,332)	34,221,332	0.83
Options exercised	—	(1,123,068)	0.46
Options canceled	2,702,200	(2,702,200)	0.73
Balance – December 31, 2019	19,398,663	69,305,845	$0.60	6.27	$21,236
Options granted	(23,820,351)	23,820,351	1.16
Options exercised	—	(7,502,955)	0.43
Options canceled	14,947,923	(14,947,923)	0.44
Balance – December 31, 2020	10,526,235	70,675,318	0.84	7.79	$118,155
Options vested and exercisable December 31, 2020		69,038,732	$0.66	6.75	$75,944

Aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of common shares. The aggregate intrinsic value of options exercised was approximately $8.3 million and $0.4 million in 2020 and 2019, respectively.

The total fair value of share options granted during the years ended December 31, 2020 and 2019, was approximately $14.8 million and $13.9 million, respectively, which is being recognized over the respective vesting periods. The total fair value of share options vested during the years ended December 31, 2020 and 2019, was approximately $3.9 million and $6.9 million, respectively. The unamortized share-based compensation for the years ended December 31, 2020 and 2019, was approximately $14.9 million and $6.6 million, and weighted average remaining amortization period as of December 31, 2020 and 2019 was 3.0 years and 2.7 years, respectively.

The Black-Scholes Model used to value share options incorporates the following assumptions:

Volatility — The expected share price volatilities are estimated based on the historical and implied volatilities of comparable publicly traded companies as the Company does not have sufficient history of trading its common shares.

Risk-Free Interest Rate — The risk-free interest rates are based on U.S. Treasury yields in effect at the grant date for notes over the expected option term.

Expected Life — The expected term of options granted to employees represents the period that the share-based awards are expected to be outstanding. The Company utilizes historical data when establishing the expected term assumptions. For options granted with an extended exercise term, refer to the below section for details.

Dividend Yield — The expected dividend yield assumption of zero is based on our current expectations about our anticipated dividend policy over the expected option term, and an estimate of expected forfeiture rates. Over the course of the Company’s history, it has not declared or paid any dividends to shareholders.

The Company estimates the fair value of the options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, such as the expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of share options granted to employees and directors that are subject to ASC 718, Compensation — Stock Compensation, requirements. These amounts are estimates and, thus, may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants.

A summary of the assumptions the Company utilized to record compensation expense for share options granted during the years ended December 31, 2020 and 2019, is as follows:

	Year Ended December 31,
	2020	2019
Weighted average volatility	58.98%	42.77%
Expected term (in years)	5.9	5.5
Risk-free interest rate	0.75%	2.11%
Expected dividends	—	—

The Company recognizes compensation on a straight-line basis over the requisite vesting period for each award.

During the year ended December 31, 2019, the Company granted 17.7 million options to senior management with an extended post-termination exercise term. The extended option exercise period for those options is the earliest of option expiration date, the first anniversary of a qualified IPO, or closing of a change of control. The Company also used the Black-Scholes option-pricing model to value the options with extended exercise term resulting in grant date fair value of $2.7 million in 2019, which were also expensed over the requisite vesting period for each award. In accordance with ASC 718-10-20, the change of control and IPO events are considered performance conditions and are not deemed probable until they occur, therefore the Company determined the expected life of the awards was 10 years, or equal to the contractual life, for use in the Black Scholes model. No such options were granted in 2020.

Following are the assumptions used in the valuation of these options:

For the Year Ended
December 31, 2019
Volatility	47.5%
Expected terms (in years)	10
Risk-free interest rate	2.59%
Expected dividends	—

Total employee and nonemployee share-based compensation expense, including that related to the extended exercise terms for senior management and consultants for the years ended December 31, 2020 and 2019, is classified in the consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cost of revenue	$213	$443
Research and development	3,724	4,770
Selling, general and administrative	677	2,506
Total	$4,614	$7,719